Revenue from services provided to customers - Schedule Of Disaggregation Of Asset Management Fees And Custody Fee (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 171,056	¥ 150,218	¥ 159,494
Administration fees	79,572	63,215	62,619
Custodial fees	19,357	16,614	16,089
Total	¥ 269,985	¥ 230,047	¥ 238,202